Leases (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of leases [Abstract]
Disclosure of maturity analysis of operating lease payments
The table below shows the timing of the undiscounted cash outflows for the lease liabilities included on the balance sheet.

		$ million
	2023	2022
Undiscounted lease liability cash flows due:
Within 1 year	3,038	2,348
1 to 2 years	2,177	1,728
2 to 3 years	1,386	1,232
3 to 4 years	1,139	740
4 to 5 years	947	632
5 to 10 years	3,045	1,909
Over 10 years	1,348	1,275
	13,080	9,864
Impact of discounting	(1,959)	(1,315)
Lease liabilities at 31 December	11,121	8,549
Of which – current	2,650	2,102
– non-current	8,471	6,447

Disclosure of quantitative information about right-of-use assets [text block]

		$ million
	2023	2022
Total cash outflow for amounts included in lease liabilities[a]	2,904	2,200
Expense for variable payments not included in the lease liability[a]	27	27
Short-term lease expense[a]	657	482
Additions to right-of-use assets in the period	5,015	2,451
[a]The cash outflows for amounts not included in lease liabilities approximate the income statement expenses disclosed above.